JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summarised statements of comprehensive income
Revenue	$ 237,835,325	$ 287,661,057	$ 420,438,539
(Loss)/ Profit for the year	(263,942,996)	(58,845,253)	7,288,983
Other comprehensive (loss)/ income	2,523,157	(714,251)	(787,354)
Total comprehensive (loss) / profit	(261,419,839)	(59,559,504)	6,501,629
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	1,126,515	1,910,914	2,525,061
Finance income		19,011
Finance expense	(934,072)	(580,115)	(24,435)
Depreciation and amortization	(861,964)	(507,860)	(507,860)
(Loss)/ Profit for the year	(1,568,472)	(61,964)	674,059
Total comprehensive (loss) / profit	(1,568,472)	(61,964)	674,059
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	43,357,107	24,430,024	61,815,678
Finance income	2,083,685	(1,467,883)	5,608,329
Finance expense	(5,862,594)	(5,136,285)	(7,385,027)
Depreciation and amortization	(1,137,417)	(1,543,069)	(1,554,452)
(Loss)/ Profit for the year	2,327,712	(1,816,693)	7,236,901
Other comprehensive (loss)/ income	1,111,924
Total comprehensive (loss) / profit	$ 3,439,636	$ (1,816,693)	$ 7,236,901